Equity - Schedule of Stock Options Activity (Details) - $ / shares		3 Months Ended
	Mar. 19, 2020	Mar. 31, 2020
Equity [Abstract]
Options, Outstanding at beginning of period
Options, Granted	4,367,515	4,944,403
Options, Outstanding at end of period		4,944,403
Options, Vested at end of period		739,021
Weighted average exercise price, Outstanding at beginning of period
Weighted average exercise price, Granted		0.29
Weighted average exercise price, Outstanding at end of period		0.29
Weighted average exercise price, Vested at end of period		$ 0.29